Taxation (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Tax Charge in Income Statement

Tax charge in income statement	€ million 2018	€ million 2017	€ million 2016
Current tax
Current year	(2,647)	(2,398)	(2,026)
Over/(under) provided in prior years	(10)	(21)	158

	(2,657)	(2,419)	(1,868)

Deferred tax
Origination and reversal of temporary differences	3	51	(65)
Changes in tax rates	(13)	609	(7)
Recognition of previously unrecognised losses brought forward	92	92	18

	82	752	(54)

	(2,575)	(1,667)	(1,922)

Summary of Reconciliation of Effective Tax Rate

The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

Reconciliation of effective tax rate	% 2018	% 2017	% 2016
Computed rate of tax(a)	25	26	26
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(3)	(4)	(4)
Withholding tax on dividends	2	2	3
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	1	—	(1)
Transfer to/(from) unrecognised deferred tax assets	—	1	—
Others	(1)	(1)	—

Underlying effective tax rate	26	26	26
Non-underlying items within operating profit(b)	(1)	1	—
Premium paid on Buyback of preference shares(b)	—	1	—
Impact of US tax reform(b)	—	(7)	—
Impact of Spreads disposal(b)	(4)	—	—

Effective tax rate	21	21	26

(a)

The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.

(b)	See note 3 for explanation of non-underlying items.

Summary of Movements in Deferred Tax Asset (Liability)

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2018 and 2017	As at 1 January 2018	Income statement	Other	As at 31 December 2018	As at 1 January 2017	Income statement	Other	As at 31 December 2017
Pensions and similar obligations	316	(26)	114	404	766	(16)	(434)	316
Provisions and accruals	653	193	(25)	821	922	(154)	(115)	653
Goodwill and intangible assets	(1,652)	(154)	(105)	(1,911)	(1,928)	654	(378)	(1,652)
Accelerated tax depreciation	(679)	5	(5)	(679)	(870)	109	82	(679)
Tax losses	130	11	(11)	130	131	(36)	35	130
Fair value gains	100	58	(3)	155	(7)	104	3	100
Fair value losses	24	(2)	—	22	29	65	(70)	24
Share-based payments	194	(14)	(5)	175	169	(5)	30	194
Other	86	11	(20)	77	81	31	(26)	86

	(828)	82	(60)	(806)	(707)	752	(873)	(828)

Summary of Deferred Tax Assets and Liabilities

The following amounts, determined after appropriate offsetting, are shown in the consolidated balance sheet:

Deferred tax assets and liabilities	€ million Assets 2018	€ million Assets 2017	€ million Liabilities 2018	€ million Liabilities 2017	€ million Total 2018	€ million Total 2017
Pensions and similar obligations	334	294	70	22	404	316
Provisions and accruals	578	465	243	188	821	653
Goodwill and intangible assets	41	86	(1,952)	(1,738)	(1,911)	(1,652)
Accelerated tax depreciation	(64)	(21)	(615)	(658)	(679)	(679)
Tax losses	126	125	4	5	130	130
Fair value gains	12	23	143	77	155	100
Fair value losses	2	3	20	21	22	24
Share-based payments	59	74	116	120	175	194
Other	29	36	48	50	77	86

	1,117	1,085	(1,923)	(1,913)	(806)	(828)

Of which deferred tax to be recovered/(settled) after more than 12 months	840	730	(2,046)	(1,868)	(1,206)	(1,138)

Summary of Tax Effects of Components of Other Comprehensive Income

Tax effects of the components of other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
		Tax			Tax
	Before tax 2018	(charge)/ credit 2018	After tax 2018	Before tax 2017	(charge)/ credit 2017	After tax 2017
Gains/(losses) on:(a)
Equity instruments at fair value through other comprehensive income	51	—	51	—	—	—
Cash flow hedges	(70)	15	(55)	(62)	(6)	(68)
Other financial instruments	—	—	—	1	(8)	(7)
Remeasurements of defined benefit pension plans	(437)	109	(328)	1,620	(338)	1,282
Currency retranslation gains/(losses)	(869)	8	(861)	(1,024)	41	(983)

	(1,325)	132	(1,193)	535	(311)	224

(a)	Classification has changed following adoption of IFRS 9. See note 1 for further details.